PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 120,856	$ 47,037		$ 277,539	$ 136,950	$ 182,006	$ 179,720	$ 160,068
Sale of property and equipment			$ 19,500	2,500			19,500
Gain on disposal of property and equipment			$ 644	(10,084)			$ 644
Equipment [Member]
Sale of property and equipment				2,500
Gain on disposal of property and equipment				2,500
Retired Property and Equipment [Member]
Gain on disposal of property and equipment				$ (12,584)